Consolidated Balance Sheets (Parenthetical) - JPY (¥) ¥ in Millions		Sep. 30, 2023	Mar. 31, 2023
Loans receivable, fair value	[1]	¥ 1,908,000	¥ 1,650,115
Receivables from customers, fair value		25,857	39,107
Securities purchased under agreements to resell, fair value		345,006	303,499
Trading assets, securities pledged as collateral		19,520,629	17,509,934
Trading assets, fair value		7,736	7,043
Private equity investments, fair value		22,119	18,033
Office buildings, land, equipment and facilities, net of accumulated depreciation and amortization		509,094	459,954
Securities pledged as collateral		42,252
Other, fair value		178,555	168,780
Short-term borrowings, fair value		635,138	476,212
Deposits received at banks, fair value		172,887	159,505
Securities sold under agreements to repurchase, fair value		718,215	666,985
Securities loaned, fair value		80,071	82,136
Other liabilities, fair value		48,032	34,984
Long-term borrowings, fair value		¥ 5,331,898	¥ 4,957,581
Common stock
Authorized		6,000,000,000	6,000,000,000
Issued		3,163,562,601	3,233,562,601
Outstanding		3,014,059,732	3,003,679,324
Common stock held in treasury, shares		149,502,869	229,883,277
Asset Pledged as Collateral [Member]
Trading assets, securities pledged as collateral		¥ 6,825,755	¥ 5,656,626
Equity Securities [Member]
Securities pledged as collateral		1,053	953
Other Affiliates [Member]
Securities pledged as collateral		¥ 6,324	¥ 5,658

[1]	Includes loans receivable and loan commitments carried at fair value through election of the fair value option.